ENTITY-WIDE DISCLOSURES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	$ 5,059	$ 4,972	$ 14,884	$ 15,068
Segment Geographical Groups Of Countries Group One Member
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	2,711	2,601	7,674	7,817
Segment Geographical Groups Of Countries Group One Member | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	1,138	1,074	3,003	3,347
Segment Geographical Groups Of Countries Group One Member | Specialty [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	1,509	1,468	4,486	4,330
Segment Geographical Groups Of Countries Group One Member | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	64	59	185	140
Segment Geographical Groups Of Countries Group Two Member
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	1,438	1,387	4,389	4,240
Segment Geographical Groups Of Countries Group Two Member | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	812	821	2,545	2,527
Segment Geographical Groups Of Countries Group Two Member | Specialty [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	426	379	1,243	1,153
Segment Geographical Groups Of Countries Group Two Member | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	200	187	601	560
Segment Geographical Groups Of Countries Group Three [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	910	984	2,821	3,011
Segment Geographical Groups Of Countries Group Three [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	533	597	1,661	1,849
Segment Geographical Groups Of Countries Group Three [Member] | Specialty [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	144	174	469	561
Segment Geographical Groups Of Countries Group Three [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	$ 233	$ 213	$ 691	$ 601